Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 240.0	$ 302.1	$ 291.2
Restricted cash	913.5	851.6	692.5
Premiums and fees receivable	1,245.2	1,096.1	1,027.1
Other current assets	203.9	179.7	188.6
Total current assets	2,602.6	2,429.5	2,199.4
Fixed assets - net	123.0	105.4	91.3
Deferred income taxes	275.1	251.8	240.2
Other noncurrent assets	270.6	283.3	235.8
Goodwill - net	1,506.1	1,472.7	1,155.3
Amortizable intangible assets - net	784.7	809.6	561.5
Total assets	5,562.1	5,352.3	4,483.5
Premiums payable to insurance and reinsurance companies	1,947.6	1,819.7	1,621.9
Accrued compensation and other accrued liabilities	284.1	306.7	304.1
Unearned fees	73.6	70.6	69.7
Other current liabilities	38.4	36.9	67.9
Corporate related borrowings - current		129.0	10.0
Total current liabilities	2,343.7	2,362.9	2,073.6
Corporate related borrowings - noncurrent	925.0	725.0	675.0
Other noncurrent liabilities	591.4	605.8	491.3
Total liabilities	3,860.1	3,693.7	3,239.9
Stockholders' equity:
Common stock, value	127.7	125.6	114.7
Capital in excess of par value	1,092.0	1,055.4	693.2
Retained earnings	554.9	510.4	482.9
Accumulated other comprehensive earnings (loss)	(72.6)	(32.8)	(47.2)
Total stockholders' equity	1,702.0	1,658.6	1,243.6
Total liabilities and stockholders' equity	$ 5,562.1	$ 5,352.3	$ 4,483.5